STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net income (loss)	$ (7,332,474)	$ 2,753,593	$ (283,101)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Stock option expense for consulting fees	0	41,845	421,923
Accrued interest	0	0	(3,637)
Accretion expense	6,566	13,622	10,545
Change in fair value of derivative liability	(584,880)	(3,006,205)	(466,499)
Loss on disposal of oil and gas properties	0	45,355	0
Impairment of oil and gas properties	7,831,570	0	0
Change in assets and liabilities:
Interest receivable	(1,153)	(8,693)	0
GST receivable	(468)	7,837	(2,616)
Prepaid expenses	(1,385)	4,012	(4,012)
Accounts payable	48,871	(35,056)	47,396
Accrued liabilities	15,329	(30,437)	32,387
Net cash used in operating activities	(18,024)	(214,127)	(247,614)
Cash flows from investing activities
Deposits	(998)	(4,996)	(23,892)
Acquisition of oil and gas interests	(156,060)	(62,285)	(298,786)
Notes receivable advances	0	(33,353)	0
Notes receivable advances to related parties	(42,063)	(20,315)	(103,309)
Net cash used in investing activities	(199,121)	(120,949)	(425,987)
Cash flows from financing activities
Proceeds from issuance of common stock and warrants	76,000	0	301,600
Proceeds from the exercise of warrants	0	0	69,600
Proceeds from the issuance of common stock	147,000	219,990	0
Stock subscriptions received	0	21,514	0
Proceeds from loan financing	0	13,835	0
Repayment of loan financing	0	(7,225)	0
Net cash provided by financing activities	223,000	248,114	371,200
Foreign exchange effect on cash	(515)	(29,370)	(19,338)
Net increase (decrease) in cash	5,340	(116,332)	(321,739)
Cash, beginning balance	2,541	118,873	440,612
Cash, ending balance	7,881	2,541	118,873
Supplemental disclosure of cash flow information
Interest	0	0	0
Income taxes	0	0	0
Non-cash investing and financing activities
Reclass of additional paid-in capital to derivative liability	169,700	191,490	301,600
Oil and gas acquisitions accrued	94,654	0	0
Shares issued for acquisition of oil and gas properties	867,443	0	0
Note receivable used for acquisition of oil and gas properties	271,380	0	0
Common stock issued for subscription payable	$ 21,514	$ 0	$ 0